******************************* FORM N-Px REPORT *******************************


                                    FORM N-PX
       ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY

Investment Company Act file number: 811-02120

Security Income Fund
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  (Exact name of registrant as specified in charter)

One Security Benefit Place, Topeka, KS 66636
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  (Address of principal executive offices)

Michael G. Odlum, President, Security Management Company, LLC.
One Security Benefit Place, Topeka, KS 66636
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  (Name and address of agent for service)


Registrant's telephone number, including area code: (785) 438-3000

Date of Fiscal year-end: 12/31

Date of reporting period: 7/1/2005 - 6/30/2006

Item 1. Proxy Voting Record



=================== Diversified Income Series ====================
 NO RECORDS TO REPORT





=================== HIGH YIELD SERIES =========================



HOMEBANC CORP.

Ticker:       HMB            Security ID:  43738R109
Meeting Date: MAY 25, 2006   Meeting Type: Annual
Record Date:  APR 5, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Patrick S. Flood           For       For        Management
1.2   Elect Director Kevin D. Race              For       For        Management
1.3   Elect Director Glenn T. Austin, Jr.       For       For        Management
1.4   Elect Director Lawrence W. Hamilton       For       For        Management
1.5   Elect Director Warren Y. Jobe             For       For        Management
1.6   Elect Director Joel K. Manby              For       For        Management
1.7   Elect Director Robert C. Patton           For       For        Management
1.8   Elect Director Bonnie L. Phipps           For       For        Management
1.9   Elect Director John W. Spiegel            For       For        Management
1.10  Elect Director James B. Witherow          For       For        Management
2     Amend Omnibus Stock Plan                  For       Against    Management
3     Ratify Auditors                           For       For        Management


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OPTEUM, INC.

Ticker:       OPX            Security ID:  68384A100
Meeting Date: APR 28, 2006   Meeting Type: Annual
Record Date:  FEB 21, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Maureen A. Hendricks       For       For        Management
1.2   Elect Director Jason Kaplan               For       For        Management
1.3   Elect Director Peter R. Norden            For       For        Management
1.4   Elect Director Jeffrey J. Zimmer          For       For        Management
2     Ratify Auditors                           For       For        Management
3     Amend Conversion of Securities            For       For        Management
4     Approve Conversion of Securities          For       For        Management


=================== Income Opportunity Series ====================
NO RECORDS TO REPORT


=================== Capital Preservation Series ====================
NO RECORDS TO REPORT



SIGNATURES:
   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Security Income Fund
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       (Registrant)


By /s/ Michael G Odlum, President
       (Signature & Title)


Date August 30, 2006
========== END NPX REPORT